SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial income (expenses)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Interest expenses and other bank charges	$ (152)	$ (139)	$ (595)
Interest income	601	332	50
Foreign exchange gain (losses) - net	(311)	276	(82)
Gain in respect of derivatives - net	333	30	96
FINANCIAL INCOME (EXPENSES) - net	$ 471	$ 499	$ (531)